Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Operating Lease Cost

A.The components of operating lease cost for the year ended December 31, 2020 and 2019 were as follows:

	Year ended December 31
	2019	2020
	US$ thousands

Operating lease costs	1,494	1,623
Variable lease payments not included in the lease liability	2	3
Short-term lease cost	287	285
Total operating lease cost	1,783	1,911

Schedule of Supplemental Cash Flow Information Operating Lease

B.Supplemental cash flow information related to operating leases was as follows:

	Year ended December 31
	2019	2020
	US$ thousands

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,541	1,601
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	1,524	7,201

Schedule of Supplemental Balance Sheet Information Operating Lease

C.Supplemental balance sheet information related to operating leases was as follows:

	December 31
	2019	2020
	US$ thousands

Operating leases:
Operating leases right-of-use	3,783	9,913

Current operating lease liabilities	1,090	1,813
Non-current operating lease liabilities	2,693	8,282
Total operating lease liabilities	3,783	10,095

Schedule of Additional Information Related to Operating Leases
	December 31
	2019	2020
	US$ thousands

Weighted average remaining lease term (years)	4.8	8.2

Weighted average discount rate	3.3%	2.4%

Schedule of Future Minimum Lease Payments

D.Future minimum lease payments under non-cancellable leases as of December 31, 2020 were as follows:

December 31, 2020
US$ thousands

2021	1,743
2022	1,575
2023	1,426
2024	1,161
After 2025	4,934
Total operating lease payments	10,839
Less: imputed interest	(744)
Present value of lease liabilities	10,095